Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

Note 22 – Quarterly Financial Data (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	2011 (1)
Revenues	$14,104	$19,053	$10,302	$16,632
Operating expenses	16,077	18,304	42,524	50,800
Operating profit (loss)	(1,973)	749	(32,222)	(34,168)
Net loss to common stockholders	(8,002)	(16,110)	(63,756)	(45,101)
Net loss per common share - basic and diluted	(0.30)	(0.42)	(1.63)	(1.15)

	2010 (2)
Revenues	$13,721	$21,532	$19,849	$16,573
Operating expenses	20,625	15,582	16,529	17,613
Operating profit (loss)	(6,904)	5,950	3,320	(1,041)
Net income (loss) to common stockholders	(15,779)	58	(12,238)	82,263
Net income (loss) per common share:
Basic	(0.11)	-	(0.07)	3.34
Diluted	(0.11)	-	(0.07)	2.37

(1)	Includes impairments of oil and gas properties of $28.8 million and $36.9 million, for the third and fourth quarter of 2011, respectively.

(2)	Includes impairments of oil and gas properties of $7.7 million, for the first quarter of 2010 and gain on sale of reserves in place of $87.2 million in the fourth quarter of 2010.